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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

       INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT
  TO SECTION 13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

        Report for the Calendar Year or Quarter Ended JUNE 30, 2002

               (Please read instructions before preparing form.)

If amended report check here [0]

GENESIS CAPITAL MANAGEMENT, L.P.
--------------------------------------------------------------------------------
Name of Institutional Investment Manager                                       *
                                                                               1
909 MONTGOMERY STREET, SUITE 500    SAN FRANCISCO        CA           94133    *
-------------------------------------------------------------------------------2
Business Address         (Street)      (City)          (State)        (Zip)

GAIL P. SENECA                     415-486-6725             PRESIDENT
--------------------------------------------------------------------------------
Name, Phone No., and Title of Person Duly Authorized to Submit this Report.


                                   ATTENTION
INTENTIONAL MISSTATEMENTS OR OMISSIONS OF FACTS CONSTITUTE FEDERAL CRIMINAL VIOLATIONS.
SEE 18 U.S.C. 1001 AND 15 U.S.C. 78ff(a).

     The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

     Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of SAN FRANCISCO and State of CALIFORNIA on the 20 day
                             -------------              ----------        --
of SEPTEMBER, 2002.
   ---------  ----

                                           GENESIS CAPITAL MANAGEMENT L.P.
                                          ---------------------------------
                                      (Name of Institutional Investment Manager)

                                           /s/ Gail P. Seneca
                                          ---------------------------------
                                     (Manual Signature of Person Duly Authorized
                                                 to Submit This Report)

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filled (other than the one filing this report): (List in alphabetical order).

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

                                                    *                                                         *
Name:                                  13F File No.:3   Name:                                    13F File No.:3

1.                                                      6.
------------------------------------   --------------   --------------------------------------   --------------
2.                                                      7.
------------------------------------   --------------   --------------------------------------   --------------
3.                                                      8.
------------------------------------   --------------   --------------------------------------   --------------
4.                                                      9.
------------------------------------   --------------   --------------------------------------   --------------
5.                                                      10.
------------------------------------   --------------   --------------------------------------   --------------
                                                                                                SEC 1685 (5/91)

Genesis Capital Management LLC
FORM 13F
30-Jun-02

                                                                                                Voting Authority
                                 Title                                                          ----------------
                                  of                 Value      Shares/   Sh/   Put/   Invstmt   Other
Name of Issuer                   class    CUSIP     (x$1000)    Prn Amt   Prn   Call   Dscretn   Managers    Sole   Shared     None
------------------------------   -----    ---------   --------  -------   ---   ----   -------   --------    ----   -------    ----
3M Company                       COM       88579Y101     640       5200  SH            Defined                        5200
Aetna Inc                        COM       00817Y108    5860     122150  SH            Defined                      122150
Affiliated Computer Svcs-A       COM       008190100    5393     113580  SH            Defined                      113580
Air Products & Chem Inc          COM       009158106    6886     136440  SH            Defined                      136440
Allergan Inc                     COM       018490102    6774     101490  SH            Defined                      101490
Altera Corp                      COM       021441100    4905     360640  SH            Defined                      360640
American Express Co              COM       025816109     771      21240  SH            Defined                       21240
AmerisourceBergen Corporation    COM       03073E105    4093      53860  SH            Defined                       53860
Atmel Corp                       COM       049513104    4275     682920  SH            Defined                      682920
Autozone Inc                     COM       053332102    6305      81560  SH            Defined                       81560
Baxter International Inc         COM       071813109     774      17420  SH            Defined                       17420
Biovail Corp                     COM       09067J109    4864     167950  SH            Defined                      167950
Charter One Fin Inc              COM       160903100    5652     164391  SH            Defined                      164391
Circuit City Stores Inc          COM       172737108    5117     272900  SH            Defined                      272900
Citigroup Inc                    COM       172967101     687      17731  SH            Defined                       17731
Clear Channels Comms Inc         COM       184502102     616      19230  SH            Defined                       19230
Clorox Co                        COM       189054109    4293     103830  SH            Defined                      103830
Danaher Corp                     COM       235851102    5751      86680  SH            Defined                       86680
Dell Computer Corp               COM       247025109     756      28920  SH            Defined                       28920
Electronic Arts Inc              COM       285512109    6859     103850  SH            Defined                      103850
Exxon Mobil Corp                 COM       30231G102     575      14050  SH            Defined                       14050
General Electric Co              COM       369604103     584      20090  SH            Defined                       20090
Goldman Sachs Group Inc          COM       38141G104     874      11910  SH            Defined                       11910
HCA - The Healthcare Co.         COM       404119109     614      12930  SH            Defined                       12930
Home Depot Inc                   COM       437076102     816      22210  SH            Defined                       22210
Intel Corp                       COM       458140100     618      33800  SH            Defined                       33800
Jabil Circuit Inc                COM       466313103    6276     297310  SH            Defined                      297310
KLA-Tencor Corporation           COM       482480100     392       8910  SH            Defined                        8910
Kellogg Co                       COM       487836108     765      21330  SH            Defined                       21330
LSI Logic Corp                   COM       502161102    4248     485430  SH            Defined                      485430
Lamar Advertising Co             COM       512815101    4766     128080  SH            Defined                      128080
Limited Brands Inc               COM       532716107    4904     230258  SH            Defined                      230258
Marriot Intl Inc New Cl A        COM       571903202     745      19590  SH            Defined                       19590
Marvell Technology Group Ltd     COM       G5876H105    3745     188310  SH            Defined                      188310
Masco Corp                       COM       574599106     820      30240  SH            Defined                       30240
Maytag Corp                      COM       578592107    5215     122280  SH            Defined                      122280
Medtronic Inc                    COM       585055106     692      16140  SH            Defined                       16140
Micrel Inc                       COM       594793101    3246     225740  SH            Defined                      225740
Micron Technolgy Inc             COM       595112103     556      27520  SH            Defined                       27520
Microsoft Corp                   COM       594918104     708      12940  SH            Defined                       12940
Molex Inc                        COM       608554101    3411     101720  SH            Defined                      101720
Morgan Stanley & Co              COM       617446448     795      18450  SH            Defined                       18450
Newell Rubbermaid Inc.           COM       651229106    4796     136800  SH            Defined                      136800
Novellus Systems Inc             COM       670008101    4960     145890  SH            Defined                      145890
Pactiv Corporation               COM       695257105    5432     228250  SH            Defined                      228250
Pepsico Inc                      COM       713448108     668      13850  SH            Defined                       13850
Pfizer Inc                       COM       717081103     785      22430  SH            Defined                       22430

Polo Ralph Lauren Corp           COM       731572103    3098     138320  SH            Defined                      138320
Procter & Gamble Co              COM       742718109     517       5790  SH            Defined                        5790
Qlogic Corp                      COM       747277101    1909      50110  SH            Defined                       50110
SPX Corp                         COM       784635104    6418      54620  SH            Defined                       54620
Semtech Corp                     COM       816850101    4977     186410  SH            Defined                      186410
St Jude Medical Inc              COM       790849103    4634      62750  SH            Defined                       62750
Starwood Hotels & Resorts Worl   COM       85590A203    5139     156240  SH            Defined                      156240
Taiwan Semiconductors            COM       874039100     809      62216  SH            Defined                       62216
Talbots Inc                      COM       874161102    4950     141440  SH            Defined                      141440
Texas Instruments Inc            COM       882508104     769      32460  SH            Defined                       32460
Tiffany & Co                     COM       886547108    6164     175100  SH            Defined                      175100
United Parcel Service Cl B       COM       911312106     671      10860  SH            Defined                       10860
Univision Communications-A       COM       914906102    5628     179220  SH            Defined                      179220
Viacom Inc-CL B                  COM       925524308     573      12910  SH            Defined                       12910
Walmart Stores Inc               COM       931142103     782      14220  SH            Defined                       14220
Xilinx Inc                       COM       983919101     460      20510  SH            Defined                       20510

REPORT SUMMARY                                63 DATA RECORDS       190,774


Do not save this screen as a text file. This report automatically creates the text file inftable.txt, which meets all SEC filing requirements. For details on the location of this text file, see your 705 Report documentation.